POLEN GROWTH FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.3%
Biotechnology — 2.4%
Novo Nordisk A/S, SP ADR	1,322,455	$ 175,397,207
Consumer Electronics — 4.5%
Apple, Inc.	1,475,656	327,713,685
Credit Services — 10.0%
Mastercard, Inc., Class A	741,048	343,631,368
Visa, Inc., Class A	1,419,870	377,216,863
		720,848,231
Diagnostics & Research — 4.9%
Thermo Fisher Scientific, Inc.	573,004	351,446,273
Drug Manufacturers - General — 1.2%
Eli Lilly & Co.	107,694	86,615,053
Drug Manufacturers - Specialty & Generic — 3.1%
Zoetis, Inc.	1,241,112	223,449,804
Entertainment — 3.6%
Netflix, Inc.*	414,252	260,295,244
Financial Data & Stock Exchanges — 2.2%
MSCI, Inc.	293,399	158,658,443
Healthcare Plans — 3.3%
UnitedHealth Group, Inc.	417,099	240,315,760
Information Technology Services — 5.7%
Accenture PLC, Class A	741,473	245,145,803
Gartner, Inc.*	339,198	170,002,646
		415,148,449
Internet Content & Information — 7.9%
Alphabet, Inc., Class C	3,281,404	568,175,103
Internet Retail — 14.2%
Amazon.com, Inc.*	5,473,001	1,023,341,727
Medical Devices — 3.9%
Abbott Laboratories	2,659,862	281,785,780
Software Application — 13.3%
Paycom Software, Inc.	396,517	66,135,070
Salesforce, Inc.	634,921	164,317,555
ServiceNow, Inc.*	463,002	377,064,199
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Shopify, Inc., Class A*	2,515,478	$ 153,947,254
Workday, Inc., Class A*	871,579	197,953,022
		959,417,100
Software Infrastructure — 14.5%
Adobe, Inc.*	641,295	353,770,387
Microsoft Corp.	1,649,211	689,947,422
		1,043,717,809
Travel Services — 3.6%
Airbnb, Inc., Class A*	1,843,889	257,333,149
TOTAL COMMON STOCKS (Cost $3,924,724,110)		7,093,658,817
SHORT-TERM INVESTMENT — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(a)	127,249,421	127,249,421

TOTAL SHORT-TERM INVESTMENT (Cost $127,249,421)		127,249,421

TOTAL INVESTMENTS - 100.1% (Cost $4,051,973,531)		7,220,908,238
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(8,397,565)
NET ASSETS - 100.0%		$7,212,510,673

(a)	Rate disclosed is the 7-day yield at July 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.2%
Australia — 2.0%
CSL Ltd.	43,717	$ 8,872,942
Canada — 2.1%
Shopify, Inc., Class A*	152,131	9,310,417
Denmark — 3.0%
Novo Nordisk AS, Class B	99,956	13,243,460
France — 3.6%
L'Oreal SA	27,904	12,067,025
LVMH Moet Hennessy Louis Vuitton SE	5,275	3,720,787
		15,787,812
Germany — 9.4%
SAP SE	144,773	30,607,953
Siemens Healthineers AG(a)	212,103	11,368,538
		41,976,491
Ireland — 6.5%
Accenture PLC, Class A	35,262	11,658,322
ICON PLC*	53,166	17,461,841
		29,120,163
United Kingdom — 1.8%
Sage Group PLC (The)	582,610	8,144,051
United States — 67.3%
Abbott Laboratories	182,665	19,351,530
Adobe, Inc.*	37,345	20,601,369
Airbnb, Inc., Class A*	58,433	8,154,910
Alphabet, Inc., Class C	210,560	36,458,464
Amazon.com, Inc.*	225,832	42,226,068
Aon PLC, Class A	53,161	17,463,920
Automatic Data Processing, Inc.	54,706	14,366,890
Mastercard, Inc., Class A	42,620	19,763,320
Microsoft Corp.	68,432	28,628,527
MSCI, Inc.	32,079	17,347,040
Paycom Software, Inc.	48,438	8,078,974
ServiceNow, Inc.*	11,537	9,395,618
Thermo Fisher Scientific, Inc.	21,083	12,931,047
Visa, Inc., Class A	69,524	18,470,441
Workday, Inc., Class A*	76,886	17,462,348
Zoetis, Inc.	49,981	8,998,579
		299,699,045
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — 1.5%
Globant SA*	34,709	$ 6,758,189
TOTAL COMMON STOCKS (Cost $285,637,624)		432,912,570

SHORT-TERM INVESTMENT — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(b)	12,089,997	12,089,997
TOTAL SHORT-TERM INVESTMENT (Cost $12,089,997)		12,089,997

TOTAL INVESTMENTS - 99.9% (Cost $297,727,621)		445,002,567
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		417,386
NET ASSETS - 100.0%		$445,419,953

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2024, this security amounted to $11,368,538 or 2.55% of net assets. This security has been determined by the Fund's adviser to be a liquid security, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at July 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.7%
Australia — 1.5%
CSL Ltd.	17,413	$ 3,534,198
Canada — 3.0%
Shopify, Inc., Class A*	112,453	6,882,123
Denmark — 3.5%
Novo Nordisk AS, Class B	61,248	8,114,925
France — 7.4%
Dassault Systemes SE	151,765	5,753,225
Kering SA	4,476	1,374,750
LVMH Moet Hennessy Louis Vuitton SE	1,992	1,405,082
Teleperformance SE	65,682	8,455,596
		16,988,653
Germany — 18.3%
adidas AG	36,324	9,102,699
SAP SE	94,538	19,987,254
Siemens Healthineers AG(a)	242,823	13,015,103
		42,105,056
India — 4.0%
HDFC Bank Ltd.	475,153	9,181,980
Ireland — 20.1%
Accenture PLC, Class A	5,472	1,809,153
Experian PLC	121,911	5,751,761
ICON PLC*	83,593	27,455,285
Medtronic PLC	138,326	11,110,344
		46,126,543
Japan — 2.8%
Tokyo Electron Ltd.	31,300	6,549,447
Netherlands — 5.0%
ASML Holding NV	12,379	11,526,971
Spain — 2.6%
Amadeus IT Group SA	89,065	5,865,900
Sweden — 4.2%
Evolution AB(a)	100,513	9,736,621
Switzerland — 1.8%
On Holding AG, Class A*	42,728	1,769,794
Temenos AG, Registered Shares	33,343	2,315,289
		4,085,083
United Kingdom — 11.9%
Bunzl PLC	113,942	4,774,099
Sage Group PLC (The)	1,412,664	19,747,013
Unilever PLC	46,747	2,872,823
		27,393,935
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — 6.4%
Aon PLC, Class A	44,784	$ 14,711,992
Uruguay — 5.2%
Globant SA*	19,404	3,778,153
MercadoLibre, Inc.*	4,843	8,082,482
		11,860,635
TOTAL COMMON STOCKS (Cost $172,684,859)		224,664,062

SHORT-TERM INVESTMENT — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(b)	4,859,006	4,859,006
TOTAL SHORT-TERM INVESTMENT (Cost $4,859,006)		4,859,006

TOTAL INVESTMENTS - 99.8% (Cost $177,543,865)		229,523,068
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		356,428
NET ASSETS - 100.0%		$229,879,496

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2024, these securities amounted to $22,751,724 or 9.90% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at July 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.0%
Asset Management — 4.2%
Hamilton Lane, Inc., Class A	16,639	$ 2,402,173
Auto Parts — 1.9%
Fox Factory Holding Corp.*	20,121	1,074,260
Building Products & Equipment — 1.6%
AAON, Inc.	10,661	943,818
Capital Markets — 4.7%
Houlihan Lokey, Inc.	17,871	2,685,118
Diagnostics & Research — 2.0%
Medpace Holdings, Inc.*	3,081	1,178,544
Engineering & Construction — 4.1%
Bowman Consulting Group Ltd.*	17,132	611,955
Construction Partners, Inc., Class A*	13,927	900,381
NV5 Global, Inc.*	8,196	845,335
		2,357,671
Health Information Services — 5.1%
Doximity, Inc., Class A*	31,033	868,924
Progyny, Inc.*	73,643	2,076,733
		2,945,657
Industrial Distribution — 6.8%
Applied Industrial Technologies, Inc.	4,992	1,089,205
Core & Main, Inc., Class A*	35,743	1,911,178
SiteOne Landscape Supply, Inc.*	6,409	940,072
		3,940,455
Information Technology Services — 9.7%
ExlService Holdings, Inc.*	86,214	3,039,906
Globant SA*	13,250	2,579,907
		5,619,813
Insurance - Diversified — 4.3%
Goosehead Insurance, Inc., Class A*	27,758	2,506,270
Internet Retail — 3.4%
Revolve Group, Inc.*	100,696	1,948,468
Leisure — 3.5%
Topgolf Callaway Brands Corp.*	39,502	651,783
YETI Holdings, Inc.*	33,152	1,370,835
		2,022,618
Medical Care Facilities — 4.5%
AMN Healthcare Services, Inc.*	18,679	1,263,074
Option Care Health, Inc.*	44,062	1,308,201
		2,571,275
	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 5.6%
Repligen Corp.*	8,566	$ 1,433,520
Warby Parker, Inc., Class A*	108,030	1,779,254
		3,212,774
Real Estate Services — 3.3%
FirstService Corp.	11,084	1,934,823
Residential Construction — 3.8%
Installed Building Products, Inc.	4,807	1,299,572
LGI Homes, Inc.*	7,642	879,365
		2,178,937
Semiconductors — 1.7%
Rambus, Inc.*	18,832	968,718
Software Application — 13.8%
Alarm.com Holdings, Inc.*	31,922	2,252,097
Alight, Inc., Class A*	230,021	1,741,259
BlackLine, Inc.*	27,423	1,303,141
Clearwater Analytics Holdings, Inc., Class A*	105,627	2,065,008
Paylocity Holding Corp.*	3,821	573,417
		7,934,922
Software Infrastructure — 9.6%
CCC Intelligent Solutions Holdings, Inc.*	216,623	2,222,552
Euronet Worldwide, Inc.*	20,460	2,086,715
Qualys, Inc.*	8,105	1,208,780
		5,518,047
Specialty Industrial Machinery — 3.3%
Generac Holdings, Inc.*	12,264	1,909,260
Specialty Retail — 1.1%
RH*	2,273	659,352
TOTAL COMMON STOCKS (Cost $46,107,211)		56,512,973

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(a)	1,556,074	$ 1,556,074

TOTAL SHORT-TERM INVESTMENT (Cost $1,556,074)		1,556,074

TOTAL INVESTMENTS - 100.7% (Cost $47,663,285)		58,069,047
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(395,651)
NET ASSETS - 100.0%		$57,673,396

(a)	Rate disclosed is the 7-day yield at July 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.1%
Brazil — 2.2%
Raia Drogasil SA	87,760	$ 430,875
China — 24.4%
ANTA Sports Products Ltd.	68,200	610,448
Hefei Meiya Optoelectronic Technology, Inc., Class A	28,200	61,538
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	128,274	445,603
Meituan, Class B(a)*	23,700	328,166
NetEase, Inc.	41,361	762,845
Shenzhen Inovance Technology Co. Ltd., Class A	53,600	345,713
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,500	373,894
Tencent Music Entertainment Group, ADR	95,303	1,351,396
Yum China Holdings, Inc.	12,796	386,951
Yum China Holdings, Inc.	4,600	138,870
		4,805,424
Hong Kong — 3.9%
AIA Group Ltd.(a)	58,000	387,954
Hong Kong Exchanges & Clearing Ltd.	12,700	374,612
		762,566
Hungary — 4.2%
Wizz Air Holdings PLC(a)*	33,253	819,930
India — 13.0%
HDFC Bank Ltd.	46,262	893,979
Infosys Ltd.	39,205	869,363
Kotak Mahindra Bank Ltd.	18,231	394,956
Reliance Industries Ltd.	10,978	395,784
		2,554,082
Indonesia — 5.6%
Bank Central Asia Tbk PT	1,198,500	757,355
Bank Mandiri Persero Tbk PT	887,100	349,862
		1,107,217
Ireland — 2.6%
PDD Holdings, Inc., ADR*	4,000	515,560
Mexico — 4.2%
Fomento Economico Mexicano SAB de CV	37,475	413,410
Wal-Mart de Mexico SAB de CV	121,365	403,877
		817,287
	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — 4.6%
Prosus NV	26,094	$ 910,245
Poland — 3.1%
Dino Polska SA(a)*	6,900	612,761
Russia — 0.0%
Nebius Group NV, Class A(b)(c)(d)*	26,923	269
Singapore — 3.0%
Genting Singapore Ltd.	927,000	589,065
Taiwan — 10.8%
E Ink Holdings, Inc.	83,500	688,970
Taiwan Semiconductor Manufacturing Co. Ltd.	49,400	1,441,063
		2,130,033
United States — 4.7%
EPAM Systems, Inc.*	1,786	384,222
Las Vegas Sands Corp.	13,685	542,884
		927,106
Uruguay — 4.6%
Dlocal Ltd.*	58,313	447,844
MercadoLibre, Inc.*	275	458,947
		906,791
Vietnam — 6.2%
FPT Corp.	158,604	809,634
Mobile World Investment Corp.	162,700	412,064
		1,221,698
TOTAL COMMON STOCKS (Cost $20,382,336)		19,110,909

SHORT-TERM INVESTMENT — 4.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(e)	961,175	961,175
TOTAL SHORT-TERM INVESTMENT (Cost $961,175)		961,175

TOTAL INVESTMENTS - 102.0% (Cost $21,343,511)		20,072,084
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%		(391,152)
NET ASSETS - 100.0%		$19,680,932

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2024, these securities amounted to $2,148,811 or 10.92% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is deemed illiquid at July 31, 2024.
(c)	Security is fair valued by the Fund's adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(d)	The Fund is unable to receive and repatriate proceeds due to U.S. sanctions.
(e)	Rate disclosed is the 7-day yield at July 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.3%
Asset Management — 4.1%
Hamilton Lane, Inc., Class A	5,153	$ 743,939
Auto Parts — 1.9%
Fox Factory Holding Corp.*	6,481	346,021
Biotechnology — 3.8%
Bio-Techne Corp.	8,655	706,161
Building Products & Equipment — 2.0%
AAON, Inc.	2,295	203,177
Trex Co., Inc.*	2,013	168,347
		371,524
Capital Markets — 4.8%
Houlihan Lokey, Inc.	4,026	604,907
MarketAxess Holdings, Inc.	1,208	270,024
		874,931
Diagnostics & Research — 5.3%
Charles River Laboratories International, Inc.*	2,134	520,909
Medpace Holdings, Inc.*	1,167	446,401
		967,310
Engineering & Construction — 3.6%
Tetra Tech, Inc.	1,248	266,123
TopBuild Corp.*	827	395,753
		661,876
Financial Data & Stock Exchanges — 3.3%
Morningstar, Inc.	1,932	613,700
Health Information Services — 2.5%
Progyny, Inc.*	16,264	458,645
Home Improvement Retail — 1.5%
Floor & Decor Holdings, Inc., Class A*	2,818	276,164
Industrial Distribution — 6.2%
Applied Industrial Technologies, Inc.	1,425	310,921
Core & Main, Inc., Class A*	7,407	396,052
Pool Corp.	1,157	432,764
		1,139,737
Information Technology Services — 8.5%
ExlService Holdings, Inc.*	18,518	652,945
Globant SA*	4,630	901,507
		1,554,452
Insurance - Diversified — 4.8%
Goosehead Insurance, Inc., Class A*	9,863	890,530
Insurance - Property & Casualty — 2.2%
Kinsale Capital Group, Inc.	886	404,964
	Number of Shares	Value
COMMON STOCKS — (Continued)
Internet Retail — 5.5%
Etsy, Inc.*	7,568	$ 492,979
Revolve Group, Inc.*	27,093	524,250
		1,017,229
Leisure — 2.5%
YETI Holdings, Inc.*	11,192	462,789
Medical Instruments & Supplies — 6.5%
Align Technology, Inc.*	1,167	270,604
Repligen Corp.*	2,738	458,204
Warby Parker, Inc., Class A*	28,220	464,784
		1,193,592
Software Application — 19.9%
Alarm.com Holdings, Inc.*	7,810	550,996
Alight, Inc., Class A*	43,599	330,044
Aspen Technology, Inc.*	2,295	431,345
Clearwater Analytics Holdings, Inc., Class A*	31,320	612,306
Dynatrace, Inc.*	11,956	525,108
Paycom Software, Inc.	3,261	543,902
Tyler Technologies, Inc.*	1,167	662,984
		3,656,685
Software Infrastructure — 4.5%
CCC Intelligent Solutions Holdings, Inc.*	47,584	488,212
Euronet Worldwide, Inc.*	3,341	340,748
		828,960
Specialty Industrial Machinery — 3.1%
Generac Holdings, Inc.*	3,663	570,256
Specialty Retail — 2.8%
Five Below, Inc.*	3,945	286,959
RH*	765	221,911
		508,870
TOTAL COMMON STOCKS (Cost $16,124,584)		18,248,335

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(a)	150,117	$ 150,117

TOTAL SHORT-TERM INVESTMENT (Cost $150,117)		150,117

TOTAL INVESTMENTS - 100.1% (Cost $16,274,701)		18,398,452
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(14,722)
NET ASSETS - 100.0%		$18,383,730

(a)	Rate disclosed is the 7-day yield at July 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS†(a) — 86.3%
Consumer Discretionary Products — 9.3%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.346% (SOFR +401 bps), 10/4/28	$127,630	$ 127,329
DexKo Global, Inc., 2023 Incremental Term Loans, 9.585% (SOFR +425 bps), 10/4/28	44,700	44,728
MajorDrive Holdings IV, LLC, 2022 Incremental Term Loan, 10.985% (SOFR +565 bps), 6/1/29	218,969	220,521
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 10.458% (SOFR +511 bps), 1/31/28	164,588	165,205
Recess Holdings, Inc., Initial Term Loans, 9.752% (SOFR +450 bps), 2/21/30	90,000	90,697
Varsity Brands, Inc., First Lien Term Loan, 7/29/31(b)	185,000	184,153
		832,633
Consumer Discretionary Services — 3.5%
Kuehg Corp., Term Loan B, 9.835% (SOFR +450 bps), 6/12/30	193,403	194,612
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 9.264% - 9.336% (SOFR +400 bps), 8/11/28	118,678	119,508
		314,120
Consumer Staple Products — 2.4%
Fiesta Purchaser, Inc., Initial Term Loan, 9.344% (SOFR +400 bps), 2/12/31	95,000	95,707
Kronos Acquisition Holdings, Inc., Initial Loans 2024, 9.314% (SOFR +400 bps), 6/27/31	118,001	116,465
		212,172
Financial Services — 3.3%
Kestra Advisor Services Holdings A, Inc., Initial Term Loan, 9.344% (SOFR +400 bps), 3/19/31	90,000	90,450
	Par Value	Value
SENIOR LOANS — (Continued)
Financial Services — (Continued)
Nexus Buyer, LLC, Amendment No. 5 Term Loans, 9.344% (SOFR +400 bps), 12/13/28	$179,550	$ 179,842
Nexus Buyer, LLC, Second Lien Term Loan, 11.694% (SOFR +635 bps), 11/5/29	25,000	24,984
		295,276
Health Care — 14.4%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 9.197% (SOFR +385 bps), 7/17/28	189,597	182,013
Aveanna Healthcare, LLC, Initial Term Loan, 12.497% (SOFR +715 bps), 12/10/29	85,000	78,306
CVET Midco 2 LP, Initial Term Loan, 10.335% (SOFR +500 bps), 10/13/29	118,600	115,376
EyeCare Partners, LLC, Tranche B Term Loan, 9.989% (SOFR +461 bps), 11/30/28	141,043	87,447
EyeCare Partners, LLC, Tranche C Term Loan, 12.129% (SOFR +685 bps), 11/30/28(c)	6,958	1,479
EyeCare Partners, LLC, Second Lien Initial Term Loan, 12.264% (SOFR +675 bps), 11/15/29	20,000	5,700
Heartland Dental, LLC, 2024 New Term Loans, 9.844% (SOFR +450 bps), 4/28/28	154,550	154,656
Medical Solutions Holdings, Inc., Initial Term Loan, 8.602% (SOFR +335 bps), 11/1/28	202,467	162,263
Modivcare, Inc., Term Loan, 10.082% (SOFR +475 bps), 6/20/31	130,000	126,912
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 8.585% (SOFR +325 bps), 11/30/27	111,948	112,507

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Sharp Services, LLC, Tranche C Term Loan, 9.085% (SOFR +375 bps), 12/31/28	$ 62,510	$ 62,979
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 10.014% (SOFR +476 bps), 4/17/28	203,609	202,082
		1,291,720
Industrial Products — 4.9%
CPM Holdings, Inc., Initial Term Loan, 9.842% (SOFR +450 bps), 9/28/28	64,675	63,799
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 9.346% (SOFR +401 bps), 5/19/28	64,137	64,518
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 11.596% (SOFR +626 bps), 5/21/29	40,000	40,100
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.096% (SOFR +676 bps), 5/21/29	185,000	186,388
Touchdown Acquirer, Inc., Delayed Draw Term Loan, 2/21/31	14,371	14,412
Touchdown Acquirer, Inc., Initial Term Loan, 9.326% (SOFR +400 bps), 2/21/31	65,629	65,813
		435,030
Industrial Services — 8.2%
Infinite Bidco, LLC, First Lien Term Loan, 9.264% (SOFR +401 bps), 3/2/28	68,739	66,419
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.514% (SOFR +726 bps), 3/2/29	105,000	89,250
LaserShip, Inc., First Lien Initial Term Loan, 10.096% (SOFR +476 bps), 5/7/28	167,212	131,053
Radar Bidco Sarl, Facility B USD Loan, 9.568% (SOFR +425 bps), 3/27/31	55,000	55,310
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 9.708% (SOFR +436 bps), 7/7/28	$188,549	$ 184,071
Soliant Holdings, LLC, Initial Term Loans, 9.094% (SOFR +375 bps), 7/18/31	95,000	95,297
Viad Corp., Initial Term Loan, 9.594% (SOFR +425 bps), 7/30/28	114,641	115,142
		736,542
Insurance — 1.4%
Asurion, LLC, New B-4 Term Loan, 10.708% (SOFR +536 bps), 1/20/29	140,000	129,693
Materials — 12.1%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.444% (SOFR +410 bps), 11/24/27	277,253	277,600
Clydesdale Acquisition Holdings, Inc., Term B Loan, 9.119% (SOFR +378 bps), 4/13/29	43,562	43,651
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 8.844% (SOFR +350 bps), 10/2/28	180,248	180,097
LABL, Inc., Initial Dollar Term Loan, 10.447% (SOFR +510 bps), 10/29/28	224,425	218,206
Oscar AcquisitionCo, LLC, Term B Loan, 9.585% (SOFR +425 bps), 4/29/29	128,185	127,464
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 8.755% (SOFR +350 bps), 3/16/27	33,766	33,921
Trident TPI Holdings, Inc., Tranche B-6 Term Loan, 9.332% (SOFR +400 bps), 9/15/28	202,837	204,206
		1,085,145
Media — 11.1%
Arches Buyer, Inc., Refinancing Term Loan, 8.694% (SOFR +335 bps), 12/6/27	231,913	222,600

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
Auction.com, LLC, Term Loan, 11.344% (SOFR +600 bps), 5/26/28	$351,393	$ 338,919
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.458% (SOFR +411 bps), 8/21/28	118,790	119,384
MH Sub I, LLC, Second Lien Term Loan, 11.502% (SOFR +625 bps), 2/23/29	315,000	313,819
		994,722
Retail & Wholesale - Discretionary — 6.0%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, 9.252% (SOFR +400 bps), 1/29/31	94,525	93,839
Mavis Tire Express Services Topco Corp., Term Loan, 8.847% (SOFR +350 bps), 5/4/28	14,194	14,246
Sweetwater Borrower, LLC, Initial Term Loan, 9.708% (SOFR +436 bps), 8/7/28	146,809	146,625
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 10.085% (SOFR +475 bps), 4/2/29	179,456	179,709
Wand NewCo 3, Inc., Term Loan, 8.597% (SOFR +325 bps), 1/30/31	105,000	105,543
		539,962
Software & Technology Services — 4.7%
Azalea TopCo, Inc., Initial Term Loan, 8.844% (SOFR +350 bps), 4/30/31	125,000	125,013
Cast & Crew Payroll, LLC, First Lien Incremental Facility No 2 Incremental Term Loan, 9.094% (SOFR +375 bps), 12/29/28	74,808	75,046
Cloudera, Inc., Second Lien Term Loan, 11.444% (SOFR +610 bps), 10/8/29	75,000	70,453
Skopima Consilio, First Lien Initial Term Loan, 9.458% (SOFR +411 bps), 5/12/28	147,745	148,115
		418,627
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 2.6%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.399% (SOFR +560 bps), 2/1/30	$240,000	$ 236,650
Telecommunications — 1.5%
CCI Buyer, Inc., First Lien Initial Term Loan, 9.335% (SOFR +400 bps), 12/17/27	138,783	139,057
Utilities — 0.9%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 10.085% (SOFR +475 bps), 5/1/31	80,000	80,800
TOTAL SENIOR LOANS (Cost $7,657,685)		7,742,149
CORPORATE BONDS† — 11.0%
Consumer Discretionary Products — 1.8%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(d)	90,000	78,967
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	95,000	81,651
		160,618
Consumer Discretionary Services — 0.7%
Scientific Games Holdings LP, 6.625%, 3/1/30(d)	70,000	68,531
Health Care — 0.8%
Tenet Healthcare Corp., 6.125%, 10/1/28	70,000	70,227
Industrial Products — 0.5%
Madison IAQ, LLC, 5.875%, 6/30/29(d)	50,000	46,852
Insurance — 1.6%
GTCR AP Finance, Inc., 8.00%, 5/15/27(d)	140,000	140,583
Materials — 5.6%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	295,000	265,673

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(d)	$200,000	$ 187,289
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(d)	50,000	47,211
		500,173
TOTAL CORPORATE BONDS (Cost $991,300)		986,984

TOTAL INVESTMENTS - 97.3% (Cost $8,648,985)		8,729,133
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		239,282
NET ASSETS - 100.0%		$8,968,415

(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(b)	All or a portion of this Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	Security is deemed illiquid at July 31, 2024.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2024, these securities amounted to $916,757 or 10.22% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 81.4%
Consumer Discretionary Products — 6.8%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$ 20,000	$ 21,031
Clarios Global LP, 6.25%, 5/15/26(a)	25,000	24,991
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	74,000	64,929
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	76,000	65,321
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	36,020
		212,292
Consumer Discretionary Services — 8.0%
1011778 BC ULC, 4.00%, 10/15/30(a)	25,000	22,271
Boyd Gaming Corp., 4.75%, 12/1/27	20,000	19,475
Boyd Gaming Corp., 4.75%, 6/15/31(a)	4,000	3,688
Cedar Fair LP, 5.25%, 7/15/29	15,000	14,621
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(a)	20,000	18,106
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	26,000	23,023
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	94,000	92,027
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	31,000	32,010
Station Casinos, LLC, 4.625%, 12/1/31(a)	26,000	23,716
		248,937
Consumer Staple Products — 2.5%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	15,000	14,232
Pilgrim's Pride Corp., 4.25%, 4/15/31	10,000	9,286
Post Holdings, Inc., 5.50%, 12/15/29(a)	25,000	24,253
Simmons Foods, Inc., 4.625%, 3/1/29(a)	33,000	29,746
		77,517
Health Care — 5.3%
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	111,000	75,208
Molina Healthcare, Inc., 4.375%, 6/15/28(a)	15,000	14,279
Option Care Health, Inc., 4.375%, 10/31/29(a)	10,000	9,346
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	$ 50,000	$ 45,533
Tenet Healthcare Corp., 5.125%, 11/1/27	20,000	19,679
		164,045
Industrial Products — 6.2%
ATS Corp., 4.125%, 12/15/28(a)	25,000	23,191
Chart Industries, Inc., 7.50%, 1/1/30(a)	16,000	16,664
Madison IAQ, LLC, 5.875%, 6/30/29(a)	34,000	31,859
SPX Flow, Inc., 8.75%, 4/1/30(a)	49,000	51,098
TransDigm, Inc., 4.625%, 1/15/29	50,000	47,289
Wabash National Corp., 4.50%, 10/15/28(a)	26,000	23,626
		193,727
Industrial Services — 5.6%
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	23,000	22,145
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	75,000	74,800
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	14,180
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	27,387
Korn Ferry, 4.625%, 12/15/27(a)	10,000	9,684
TopBuild Corp., 3.625%, 3/15/29(a)	20,000	18,425
TriNet Group, Inc., 3.50%, 3/1/29(a)	10,000	9,069
		175,690
Insurance — 0.8%
HUB International Ltd., 7.25%, 6/15/30(a)	24,000	24,766
Materials — 9.5%
ATI, Inc., 5.125%, 10/1/31	20,000	18,901
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,006
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	45,911
Ingevity Corp., 3.875%, 11/1/28(a)	45,000	41,232
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	17,729
LABL, Inc., 9.50%, 11/1/28(a)	48,000	48,554

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	$ 66,000	$ 61,805
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	58,000	54,764
		297,902
Media — 11.4%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	85,000	78,008
CCO Holdings, LLC, 4.75%, 3/1/30(a)	16,000	14,321
CCO Holdings, LLC, 7.375%, 3/1/31(a)	22,000	22,234
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	20,000	21,260
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	103,000	94,492
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	32,000	30,805
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	60,000	55,179
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	59,000	40,757
		357,056
Oil & Gas — 8.4%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	34,743
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	19,944
DT Midstream, Inc., 4.375%, 6/15/31(a)	30,000	27,673
Harvest Midstream I LP, 7.50%, 9/1/28(a)	50,000	51,241
Hilcorp Energy I LP, 6.25%, 11/1/28(a)	15,000	15,014
Parkland Corp., 4.625%, 5/1/30(a)	25,000	23,256
Teine Energy Ltd., 6.875%, 4/15/29(a)	91,000	90,314
		262,185
Real Estate — 4.5%
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	46,000	41,069
Kennedy-Wilson, Inc., 5.00%, 3/1/31	118,000	99,607
		140,676
	Par Value	Value
CORPORATE BONDS — (Continued)
Retail & Wholesale - Discretionary — 6.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	$ 15,000	$ 13,418
Dealer Tire, LLC, 8.00%, 2/1/28(a)	64,000	63,990
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	28,372
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	34,000	32,430
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	37,365
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	25,000	24,634
		200,209
Software & Technology Services — 2.4%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	35,000	33,254
Open Text Holdings, Inc., 4.125%, 12/1/31(a)	16,000	14,297
Twilio, Inc., 3.625%, 3/15/29	30,000	27,237
		74,788
Technology Hardware & Semiconductors — 3.3%
Ciena Corp., 4.00%, 1/31/30(a)	5,000	4,594
Imola Merger Corp., 4.75%, 5/15/29(a)	30,000	28,247
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	23,236
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,894
Viasat, Inc., 6.50%, 7/15/28(a)	46,000	37,468
		103,439
Telecommunications — 0.3%
Telesat Canada, 5.625%, 12/6/26(a)	15,000	7,189
Telesat Canada, 6.50%, 10/15/27(a)(b)	10,000	2,984
		10,173
TOTAL CORPORATE BONDS (Cost $2,470,234)		2,543,402
SENIOR LOANS†(c) — 14.6%
Consumer Discretionary Products — 2.7%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.346% (SOFR +401 bps), 10/4/28	9,800	9,776
RealTruck Goup, Inc., Initial Term Loan, 8.958% (SOFR +361 bps), 1/31/28	9,797	9,787

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Products — (Continued)
Recess Holdings, Inc., Initial Term Loans, 9.752% (SOFR +450 bps), 2/21/30	$ 24,000	$ 24,186
Varsity Brands, Inc., First Lien Term Loan, 7/29/31(d)	42,000	41,808
		85,557
Consumer Discretionary Services — 1.6%
Kuehg Corp., Term Loan B, 9.835% (SOFR +450 bps), 6/12/30	49,626	49,936
Health Care — 0.6%
CVET Midco 2 LP, Initial Term Loan, 10.335% (SOFR +500 bps), 10/13/29	19,750	19,213
Industrial Products — 1.6%
CPM Holdings, Inc., Initial Term Loan, 9.842% (SOFR +450 bps), 9/28/28	49,750	49,077
Industrial Services — 1.3%
Cimpress PLC, 2024 Refinancing Tranche B-1 Term Loan, 8.344% (SOFR +300 bps), 5/17/28	39,319	39,615
Insurance — 2.5%
Asurion, LLC, New B-4 Term Loan, 10.708% (SOFR +536 bps), 1/20/29	85,000	78,742
Materials — 1.0%
LABL, Inc., Initial Dollar Term Loan, 10.447% (SOFR +510 bps), 10/29/28	21,944	21,335
Oscar AcquisitionCo, LLC, Term B Loan, 9.585% (SOFR +425 bps), 4/29/29	9,825	9,770
		31,105
Media — 3.0%
Arches Buyer, Inc., Refinancing Term Loan, 8.694% (SOFR +335 bps), 12/6/27	9,796	9,403
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.458% (SOFR +411 bps), 8/21/28	24,846	24,970
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
MH Sub I, LLC, 2023 May New Term Loans, 9.594% (SOFR +425 bps), 5/3/28	$ 9,824	$ 9,812
MH Sub I, LLC, Second Lien Term Loan, 11.502% (SOFR +625 bps), 2/23/29	48,000	47,820
		92,005
Software & Technology Services — 0.3%
Skopima Consilio, First Lien Initial Term Loan, 9.458% (SOFR +411 bps), 5/12/28	9,798	9,823
TOTAL SENIOR LOANS (Cost $441,421)		455,073

TOTAL INVESTMENTS - 96.0% (Cost $2,911,655)		2,998,475
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		125,947
NET ASSETS - 100.0%		$3,124,422

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2024, these securities amounted to $2,287,307 or 73.21% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is deemed illiquid at July 31, 2024.
(c)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(d)	All or a portion of this Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
July 31, 2024
	Par Value	Value
CORPORATE BONDS† — 67.1%
Consumer Discretionary Products — 4.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$ 2,040,000	$ 2,026,875
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	8,080,000	7,089,502
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	4,450,000	3,824,725
		12,941,102
Consumer Discretionary Services — 4.7%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	2,470,000	2,277,346
Raising Cane's Restaurants, LLC, 9.375%, 5/1/29(a)	7,140,000	7,717,008
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	2,510,000	2,457,323
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	1,730,000	1,778,519
		14,230,196
Consumer Staple Products — 4.2%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	5,030,000	5,249,897
Simmons Foods, Inc., 4.625%, 3/1/29(a)	8,040,000	7,247,189
		12,497,086
Financial Services — 0.2%
Boost Newco Borrower, LLC, 7.50%, 1/15/31(a)	580,000	611,221
Health Care — 9.1%
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(a)	2,505,000	2,586,486
Option Care Health, Inc., 4.375%, 10/31/29(a)	3,260,000	3,046,940
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	4,890,000	4,993,404
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	10,710,000	11,070,595
Tenet Healthcare Corp., 6.125%, 10/1/28	5,580,000	5,598,079
		27,295,504
Industrial Products — 13.4%
Chart Industries, Inc., 7.50%, 1/1/30(a)	4,230,000	4,405,583
Chart Industries, Inc., 9.50%, 1/1/31(a)	4,150,000	4,511,200
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
EMRLD Borrower LP, 6.625%, 12/15/30(a)	$2,610,000	$ 2,659,092
F-Brasile SpA, Series XR, 7.375%, 8/15/26(a)	4,690,000	4,687,269
Madison IAQ, LLC, 5.875%, 6/30/29(a)	8,510,000	7,974,246
Material Sciences Corp., 13.06%, 7/9/26(b)(c)(d)	108,932	108,932
SPX Flow, Inc., 8.75%, 4/1/30(a)	5,805,000	6,053,599
TK Elevator Holdco GmbH, 7.625%, 7/15/28(a)	1,440,000	1,443,085
TransDigm, Inc., 4.875%, 5/1/29	1,660,000	1,581,377
TransDigm, Inc., 6.875%, 12/15/30(a)	1,460,000	1,502,490
TransDigm, Inc., 6.625%, 3/1/32(a)	5,230,000	5,345,996
		40,272,869
Insurance — 7.2%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	5,980,000	6,111,494
GTCR AP Finance, Inc., 8.00%, 5/15/27(a)	2,080,000	2,088,661
HUB International Ltd., 7.375%, 1/31/32(a)	10,970,000	11,279,678
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	2,090,000	2,193,704
		21,673,537
Materials — 14.2%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	1,350,000	1,437,121
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	12,480,000	11,239,338
Century Aluminum Co., 7.50%, 4/1/28(a)	12,415,000	12,666,466
Constellium SE, 6.375%, 8/15/32(a)(e)	1,650,000	1,649,202
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	1,430,000	1,404,917
LABL, Inc., 6.75%, 7/15/26(a)	1,820,000	1,811,710
LABL, Inc., 9.50%, 11/1/28(a)	600,000	606,928
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(f)	1,650,000	1,996
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	6,670,000	6,246,081

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2024
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	$5,843,000	$ 5,517,053
Specialty Steel Holdings, Inc., 15.289%, 11/15/26(b)(c)	195,000	195,000
		42,775,812
Media — 5.0%
CCO Holdings, LLC, 4.50%, 5/1/32	1,840,000	1,542,109
CCO Holdings, LLC , 4.50%, 6/1/33(a)	1,890,000	1,551,424
CCO Holdings, LLC , 4.25%, 1/15/34(a)	2,930,000	2,316,514
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	1,840,000	1,955,896
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(a)	5,420,000	5,519,446
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	1,550,000	1,512,295
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	1,490,000	714,870
Sterling Entertainment Enterprises, LLC, 10.25%, 1/15/25(b)(c)(d)	100,000	95,210
		15,207,764
Oil & Gas — 0.4%
Teine Energy Ltd., 6.875%, 4/15/29(a)	1,150,000	1,141,326
Retail & Wholesale - Discretionary — 1.4%
High Ridge Brands Escrow, 8.875%, 3/15/25(b)(c)	125,000	—
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	4,150,000	4,330,666
		4,330,666
Retail & Wholesale - Staples — 0.4%
US Foods, Inc., 4.625%, 6/1/30(a)	1,250,000	1,171,062
Software & Technology Services — 2.6%
Twilio, Inc., 3.875%, 3/15/31	1,580,000	1,419,667
UKG, Inc., 6.875%, 2/1/31(a)(c)	6,340,000	6,520,432
		7,940,099
TOTAL CORPORATE BONDS (Cost $201,028,189)		202,088,244
	Par Value	Value
SENIOR LOANS†(g) — 29.7%
Consumer Discretionary Products — 1.9%
DexKo Global, Inc., 2023 Incremental Term Loans, 9.585% (SOFR +425 bps), 10/4/28	$776,100	$ 776,585
RealTruck Goup, Inc., Initial Term Loan, 8.958% (SOFR +361 bps), 1/31/28	2,246,777	2,244,441
Varsity Brands, Inc., First Lien Term Loan, 7/29/31(e)	2,710,000	2,697,588
		5,718,614
Consumer Discretionary Services — 2.8%
Kuehg Corp., Term Loan B, 9.835% (SOFR +450 bps), 6/12/30	4,192,209	4,218,410
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 9.336% (SOFR +400 bps), 8/11/28	4,198,328	4,227,716
		8,446,126
Financial Services — 0.8%
Nexus Buyer, LLC, Amendment No. 5 Term Loans, 9.844% (SOFR +450 bps), 12/13/28	1,487,273	1,489,689
Nexus Buyer, LLC, Second Lien Term Loan, 11.694% (SOFR +635 bps), 11/5/29	920,000	919,425
		2,409,114
Health Care — 5.1%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 9.197% (SOFR +385 bps), 7/17/28	2,905,535	2,789,313
Aveanna Healthcare, LLC, Initial Term Loan, 12.497% (SOFR +715 bps), 12/10/29	4,000,000	3,685,000
EyeCare Partners, LLC, Tranche B Term Loan, 9.989% (SOFR +461 bps), 11/30/28	2,967,704	1,839,977
EyeCare Partners, LLC, Tranche C Term Loan, 12.129% (SOFR +685 bps), 11/30/28(c)	265,168	56,348
Medical Solutions Holdings, Inc., Second Lien Term Loan, 12.352% (SOFR +710 bps), 11/1/29(c)	1,770,000	1,221,300

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2024
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 8.585% (SOFR +325 bps), 11/30/27	$4,503,766	$ 4,526,285
Sharp Services, LLC, Tranche C Term Loan, 9.085% (SOFR +375 bps), 12/31/28	410,000	413,075
SM Wellness Holdings, Inc., Second Lien Initial Term Loan, 13.514% (SOFR +826 bps), 4/16/29(c)	1,030,000	947,600
		15,478,898
Industrial Products — 2.4%
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 9.346% (SOFR +375 bps), 5/19/28	1,110,044	1,116,637
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 11.596% (SOFR +626 bps), 5/21/29	2,645,812	2,652,427
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.096% (SOFR +676 bps), 5/21/29	3,456,499	3,482,423
		7,251,487
Industrial Services — 2.0%
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.514% (SOFR +726 bps), 3/2/29	4,245,740	3,608,880
LaserShip, Inc., Second Lien Initial Loan, 13.096% (SOFR +776 bps), 5/7/29	3,280,000	2,260,871
		5,869,751
Insurance — 1.2%
Asurion, LLC, New B-4 Term Loan, 10.708% (SOFR +536 bps), 1/20/29	4,050,000	3,751,839
Materials — 3.1%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(b)(c)(d)	370,501	370,501
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.444% (SOFR +410 bps), 11/24/27	$1,674,592	$ 1,676,685
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 13.194% (SOFR +785 bps), 11/24/28	3,450,000	3,329,250
LABL, Inc., Initial Dollar Term Loan, 10.447% (SOFR +510 bps), 10/29/28	3,151,918	3,064,578
Trident TPI Holdings, Inc., Tranche B-6 Term Loan, 9.332% (SOFR +400 bps), 9/15/28	795,990	801,359
		9,242,373
Media — 6.8%
Arches Buyer, Inc., Refinancing Term Loan, 8.694% (SOFR +335 bps), 12/6/27	4,884,316	4,688,186
Auction.com, LLC, Term Loan, 11.344% (SOFR +600 bps), 5/26/28	6,538,633	6,306,511
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.458% (SOFR +411 bps), 8/21/28	1,410,000	1,417,050
MH Sub I, LLC, Second Lien Term Loan, 11.502% (SOFR +625 bps), 2/23/29	8,020,000	7,989,925
		20,401,672
Retail & Wholesale - Discretionary — 1.5%
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 10.085% (SOFR +475 bps), 4/2/29	4,486,604	4,492,930
Software & Technology Services — 0.9%
Cloudera, Inc., Second Lien Term Loan, 11.444% (SOFR +610 bps), 10/8/29	770,000	723,319
Skopima Consilio, Second Lien Initial Term Loan, 12.958% (SOFR +761 bps), 4/30/29	2,050,000	2,032,062
		2,755,381

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
July 31, 2024
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.399% (SOFR +560 bps), 2/1/30	$3,794,939	$ 3,741,962
TOTAL SENIOR LOANS (Cost $91,679,097)		89,560,147
	Number of Shares
COMMON STOCKS† — 0.4%
Industrial Products — 0.2%
Utex Industries, Inc.(b)(c)(d)*	7,506	564,301
Materials — 0.2%
Arctic Canadian Diamond Co. Ltd.(b)(c)(d)*	541	131,463
Burgundy Diamond Mines Ltd.(c)(d)*	983,076	106,076
Real Alloy Holding, Inc.(b)(c)(d)*	3	225,230
Specialty Steel Holdings, Inc.(b)(c)*	1	172,905
		635,674
Retail & Wholesale - Discretionary — 0.0%
ATD New Holdings, Inc.(b)(c)*	2,940	48,598
Software & Technology Services — 0.0%
Skillsoft Corp.*	1,638	28,174
TOTAL COMMON STOCKS (Cost $1,139,177)		1,276,747
	Par Value
WARRANTS† — 0.0%
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(b)(c)(d)*	$1,150	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 97.2% (Cost $293,846,463)		292,925,138
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%		8,495,608
NET ASSETS - 100.0%		$301,420,746

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2024, these securities amounted to $191,547,870 or 63.55% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is fair valued by the Fund's adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at July 31, 2024.
(d)	Security deemed to be restricted as of July 31, 2024. As of July 31, 2024, the fair value of restricted securities in the aggregate was $1,601,713, representing 0.53% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(e)	All or a portion of this Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(f)	Security is currently in default.
(g)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2024
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Bank Loan Fund, Polen U.S. High Yield Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by Polen Capital Management, LLC and Polen Capital Credit, LLC (each an “Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that they will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Funds had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.); and
• Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$7,093,658,817	$7,093,658,817	$—	$—
Short-Term Investment	127,249,421	127,249,421	—	—
Total Assets	$7,220,908,238	$7,220,908,238	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$8,872,942	$8,872,942	$—	$—
Canada	9,310,417	9,310,417	—	—
Denmark	13,243,460	—	13,243,460	—
France	15,787,812	—	15,787,812	—
Germany	41,976,491	41,976,491	—	—
Ireland	29,120,163	29,120,163	—	—
United Kingdom	8,144,051	—	8,144,051	—
United States	299,699,045	299,699,045	—	—
Uruguay	6,758,189	6,758,189	—	—
Short-Term Investment	12,089,997	12,089,997	—	—
Total Assets	$445,002,567	$407,827,244	$37,175,323	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
Funds	Total Value at 07/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Australia	$3,534,198	$3,534,198	$—	$—
Canada	6,882,123	6,882,123	—	—
Denmark	8,114,925	—	8,114,925	—
France	16,988,653	—	16,988,653	—
Germany	42,105,056	33,002,357	9,102,699	—
India	9,181,980	—	9,181,980	—
Ireland	46,126,543	40,374,782	5,751,761	—
Japan	6,549,447	—	6,549,447	—
Netherlands	11,526,971	—	11,526,971	—
Spain	5,865,900	—	5,865,900	—
Sweden	9,736,621	—	9,736,621	—
Switzerland	4,085,083	1,769,794	2,315,289	—
United Kingdom	27,393,935	—	27,393,935	—
United States	14,711,992	14,711,992	—	—
Uruguay	11,860,635	11,860,635	—	—
Short-Term Investment	4,859,006	4,859,006	—	—
Total Assets	$229,523,068	$116,994,887	$112,528,181	$—
Polen U.S. Small Company Growth Fund
Assets
Common Stocks*	$56,512,973	$56,512,973	$—	$—
Short-Term Investment	1,556,074	1,556,074	—	—
Total Assets	$58,069,047	$58,069,047	$—	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
Funds	Total Value at 07/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$430,875	$430,875	$—	$—
China	4,805,424	2,173,779	2,631,645	—
Hong Kong	762,566	—	762,566	—
Hungary	819,930	—	819,930	—
India	2,554,082	—	2,554,082	—
Indonesia	1,107,217	757,355	349,862	—
Ireland	515,560	515,560	—	—
Mexico	817,287	817,287	—	—
Netherlands	910,245	—	910,245	—
Poland	612,761	612,761	—	—
Russia	269	—	—	269
Singapore	589,065	—	589,065	—
Taiwan	2,130,033	—	2,130,033	—
United States	927,106	927,106	—	—
Uruguay	906,791	906,791	—	—
Vietnam	1,221,698	—	1,221,698	—
Short-Term Investment	961,175	961,175	—	—
Total Assets	$20,072,084	$8,102,689	$11,969,126	$269
Polen U.S. SMID Company Growth Fund
Assets
Common Stocks*	$18,248,335	$18,248,335	$—	$—
Short-Term Investment	150,117	150,117	—	—
Total Assets	$18,398,452	$18,398,452	$—	$—
Polen Bank Loan Fund
Assets
Senior Loans*	$7,742,149	$—	$7,742,149	$—
Corporate Bonds*	986,984	—	986,984	—
Total Assets	$8,729,133	$—	$8,729,133	$—
Polen U.S. High Yield Fund
Assets
Corporate Bonds*	$2,543,402	$—	$2,543,402	$—
Senior Loans*	455,073	—	455,073	—
Total Assets	$2,998,475	$—	$2,998,475	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
Funds	Total Value at 07/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Consumer Discretionary Products	$12,941,102	$—	$12,941,102	$—
Consumer Discretionary Services	14,230,196	—	14,230,196	—
Consumer Staple Products	12,497,086	—	12,497,086	—
Financial Services	611,221	—	611,221	—
Health Care	27,295,504	—	27,295,504	—
Industrial Products	40,272,869	—	40,163,937	108,932
Insurance	21,673,537	—	21,673,537	—
Materials	42,775,812	—	42,580,812	195,000
Media	15,207,764	—	15,112,554	95,210
Oil & Gas	1,141,326	—	1,141,326	—
Retail & Wholesale - Discretionary	4,330,666	—	4,330,666	—
Retail & Wholesale - Staples	1,171,062	—	1,171,062	—
Software & Technology Services	7,940,099	—	7,940,099	—
Senior Loans
Consumer Discretionary Products	5,718,614	—	5,718,614	—
Consumer Discretionary Services	8,446,126	—	8,446,126	—
Financial Services	2,409,114	—	2,409,114	—
Health Care	15,478,898	—	15,478,898	—
Industrial Products	7,251,487	—	7,251,487	—
Industrial Services	5,869,751	—	5,869,751	—
Insurance	3,751,839	—	3,751,839	—
Materials	9,242,373	—	8,871,872	370,501
Media	20,401,672	—	20,401,672	—
Retail & Wholesale - Discretionary	4,492,930	—	4,492,930	—
Software & Technology Services	2,755,381	—	2,755,381	—
Technology Hardware & Semiconductors	3,741,962	—	3,741,962	—
Common Stocks
Industrial Products	564,301	—	—	564,301
Materials	635,674	106,076	—	529,598
Retail & Wholesale - Discretionary	48,598	—	—	48,598
Software & Technology Services	28,174	28,174	—	—
Warrants
Industrial Products	—	—	—	—**
Total Assets	$292,925,138	$134,250	$290,878,748	$1,912,140

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds' Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of July 31, 2024:
Polen Opportunistic High Yield Fund	Security Type	Acquisition Date	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	02/04/2021	$—	$131,463
Arctic Canadian Diamond Company Ltd.	Senior Loans	02/03/2021	370,501	370,501
Burgundy Diamond Mines Ltd.	Common Stocks	07/03/2023	164,739	106,076
Material Sciences Corp.	Corporate Bonds	07/09/2018	108,932	108,932
Real Alloy Holding, Inc.	Common Stocks	05/31/2018	103,329	225,230
Sterling Entertainment Enterprises, LLC	Corporate Bonds	12/27/2017	99,867	95,210
Utex Industries Holdings, LLC	Warrants	12/03/2020	—	—
Utex Industries, Inc.	Common Stocks	12/03/2020	368,394	564,301
				$1,601,713
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.